LOANS AND BORROWINGS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period		R$ 25,456,030		R$ 22,404,426
Borrowing		3,392,613		2,990,782
Amortization		(3,984,422)		(1,395,347)
Interest paid		(1,518,301)		(1,193,367)
Interest accrued		1,652,412	[1]	1,681,211
Exchange rate variation		(1,481,332)		850,210
Loan and financing end of period		23,517,000		25,456,030
Current portion of non-current borrowings		3,879,874		3,203,068		R$ 1,059,984
Non-current portion of non-current borrowings		19,637,126		22,252,962		R$ 21,344,442
Business combination				118,115
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period		9,112,478		6,665,292
Borrowing		2,773,833		2,384,863
Amortization		(983,385)		(519,953)
Interest paid		(638,627)		(319,046)
Interest accrued		845,799	[1]	695,239
Exchange rate variation		(142,279)		150,671
Loan and financing end of period		R$ 10,967,819		9,112,478
Business combination				R$ 55,412
Local Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / CDI		Fixed / CDI
Rate		10.72% (5.24% on 12.31.21)	[2]	5.24% (3.25% on 12.31.20)	[3]
Maturity		0.6	[4]	0.7	[5]
Loan and financing beginning of period		R$ 406,962		R$ 368,681
Borrowing		386,844		400,000
Amortization		(392,684)		(389,734)
Interest paid		(18,473)		(11,910)
Interest accrued		26,902	[1]	13,975
Exchange rate variation		(365)
Loan and financing end of period		R$ 409,186		406,962
Business combination				R$ 25,950
Local Currency [Member] | Certificate Of Agribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		IPCA	[6]	IPCA
Rate		11.80% (16.57% on 12.31.21)	[2],[6]	16.57% (10.21% on 12.31.20)	[3]
Maturity		1.0	[4],[6]	2.0	[5]
Loan and financing beginning of period		R$ 967,948	[6]	R$ 821,093
Borrowing	[6]	(242)
Interest paid		(86,620)	[6]	95
Interest accrued		118,560	[1],[6]	146,760
Loan and financing end of period	[6]	R$ 999,646		R$ 967,948
Local Currency [Member] | Development Bank Credit Lines [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		TJLP / TLP/ IPCA / FINAME		TJLP / TLP/ IPCA / FINAME
Rate		(3.12% on 12.31.21)	[2]	3.12%	[3]
Maturity	[5]			3.7
Loan and financing beginning of period		R$ 7,679		R$ (0)
Amortization		(6,328)		(1,351)
Interest paid		(1,472)		(87)
Interest accrued		121	[1]	111
Loan and financing end of period		R$ (0)		7,679
Business combination				R$ 9,006
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		CDI / IPCA		CDI / IPCA
Rate		12.09% (15.54% on 12.31.21)	[2]	15.54% (8.28% on 12.31.20)	[3]
Maturity		8.5	[4]	7.3	[5]
Loan and financing beginning of period		R$ 4,210,015		R$ 3,022,005
Borrowing		1,649,905		965,549
Amortization		(70,000)
Interest paid		(258,593)		(188,668)
Interest accrued		408,819	[1]	411,129
Loan and financing end of period		R$ 5,940,146		R$ 4,210,015
Local Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / CDI	[7]	Fixed / CDI / FX USD
Rate		9.05% (10.87% on 12.31.21)	[2],[7]	10.87% (3.69% on 12.31.20)	[3]
Maturity		5.3	[4],[7]	4.2	[5]
Loan and financing beginning of period		R$ 3,516,273	[7]	R$ 2,408,697
Borrowing		637,000	[7]	937,250
Amortization		(415,706)	[7]	(5,632)
Interest paid		(272,642)	[7]	(117,679)
Interest accrued		290,544	[1],[7]	122,510
Exchange rate variation		(141,914)	[7]	150,671
Loan and financing end of period	[7]	R$ 3,613,555		3,516,273
Business combination				R$ 20,456
Local Currency [Member] | Fiscal Incentives [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed		Fixed
Rate		2.40% (2.40% on 12.31.21)	[2]	2.40% (2.40% on 12.31.20)	[3]
Loan and financing beginning of period		R$ 3,601		R$ 44,816
Borrowing		100,326		82,064
Amortization		(98,667)		(123,236)
Interest paid		(827)		(797)
Interest accrued		853	[1]	754
Loan and financing end of period		5,286		3,601
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period		16,343,552		15,739,134
Borrowing		618,780		605,919
Amortization		(3,001,037)		(875,394)
Interest paid		(879,674)		(874,321)
Interest accrued		806,613	[1]	985,972
Exchange rate variation		(1,339,053)		699,539
Loan and financing end of period		R$ 12,549,181		16,343,552
Business combination				R$ 62,703
Foreign Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / FX TRY and USD		Fixed / FX TRY and USD
Rate		16.83% (13.35% on 12.31.21)	[2]	13.35% (10.98% on 12.31.20)	[3]
Maturity		0.7	[4]	1.5	[5]
Loan and financing beginning of period		R$ 485,052		R$ 516,505
Borrowing		618,780		356,919
Amortization		(412,058)		(172,718)
Interest paid		(78,844)		(71,436)
Interest accrued		74,581	[1]	85,339
Exchange rate variation		(173,507)		(259,112)
Loan and financing end of period		R$ 514,004		485,052
Business combination				R$ 29,555
Foreign Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / LIBOR / FX USD		Fixed / LIBOR / FX USD
Rate		7.10% (3.43% on 12.31.21)	[2]	3.43% (3.13% on 12.31.20)	[3]
Maturity		0.2	[4]	1.3	[5]
Loan and financing beginning of period		R$ 311,385		R$ 392,636
Amortization		(170,051)		(138,870)
Interest paid		(7,119)		(10,867)
Interest accrued		7,609	[1]	10,466
Exchange rate variation		(8,937)		27,544
Loan and financing end of period		R$ 132,887		311,385
Business combination				R$ 30,476
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / FX USD and EUR		Fixed / FX USD and EUR
Rate		4.91% (4.82% on 12.31.21)	[2]	4.82% (4.81% on 12.31.20)	[3]
Maturity		11.0	[4]	11.6	[5]
Loan and financing beginning of period		R$ 15,544,012		R$ 14,829,993
Amortization		(2,416,162)		(314,806)
Interest paid		(793,711)		(790,836)
Interest accrued		724,476	[1]	888,804
Exchange rate variation		(1,156,325)		930,857
Loan and financing end of period		R$ 11,902,290		R$ 15,544,012
Foreign Currency [Member] | Advances For Foreign Exchange Rate Contracts [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / FX USD		Fixed / FX USD
Loan and financing beginning of period		R$ 3,103		R$ (0)
Borrowing				249,000
Amortization		(2,766)		(249,000)
Interest paid				(1,182)
Interest accrued		(53)	[1]	1,363
Exchange rate variation		(284)		250
Loan and financing end of period		R$ (0)		3,103
Business combination				R$ 2,672

[1]	Includes interest amounts, monetary restatement of the principal and coupon.
[2]	Weighted average annual rate.
[3]	Weighted average annual rate.
[4]	Weighted average maturity in years.
[5]	Weighted average maturity in years.
[6]	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
[7]	On December 31, 2022, includes the amount of R$2,019,866 (R$2,160,061 on December 31, 2021) referring to an Export Credit Facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.